Long-Term Debt - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 30, 2021	Apr. 30, 2021	May 31, 2020	Mar. 31, 2020
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt				$ (15,240)	$ (8,615)	$ 0
Proceeds from issuance of long-term debt				789,927	369,792
Debt instrument, unamortized discount				1,926	2,788	3,694
Line of credit facility, expiration period		6 days
Debt issuance costs, net				12,363	16,134	23,960
Debt instrument, annual principal payment							$ 525,000
Long-term debt				800,000
Long-term debt, current		$ 8,000		8,000	25,381
Repayment of long term debt		$ 2,000	$ 3,462	$ 1,336,153	388,846	$ 10,000
Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		0.50%		0.50%
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		1.00%		1.00%
Interest Rate Swap [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period				6 months
Derivative, Notional Amount					777,700
Payments for extinguish the interest rate swaps				$ 10,000
First Lien Amendment [Member]
Debt Instrument [Line Items]
Debt issuance costs, net		$ 3,400		3,400
Line of credit facility, periodic payment, principal		3,500		3,500
First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt				(9,200)
Debt issuance costs, net		27,600		$ 27,600
Percentage of aggregate commitments on borrowings				35.00%
Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt				$ 8,600
Proceeds from issuance of long-term debt				372,200
Debt instrument, unamortized discount				2,800
Line of credit facility, maximum borrowing capacity				375,000
Two Thousand and Twenty one Credit Agreement [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long-term debt		798,000		798,000
Debt instrument, unamortized discount		1,900		1,900
Debt issuance costs, net		2,700		2,900
Unamortized financing costs		9,100		9,500
Line of credit facility, maximum borrowing capacity		$ 75,000		$ 75,000
Percentage of aggregate commitments on borrowings		35.00%		35.00%
Term Loans [Member]
Debt Instrument [Line Items]
Long term debt floor rate percentage		0.50%		0.50%
Maximum [Member]
Debt Instrument [Line Items]
Leverage ratio				8.3
Maximum [Member] | First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period				4 years 1 month 27 days
Maximum [Member] | Two Thousand and Twenty one Credit Agreement [Member]
Debt Instrument [Line Items]
Leverage ratio		6.25		6.25
Minimum [Member]
Debt Instrument [Line Items]
Leverage ratio				1
Minimum [Member] | First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period				4 years 1 month
Minimum [Member] | Two Thousand and Twenty one Credit Agreement [Member]
Debt Instrument [Line Items]
Leverage ratio		1		1
First Lien Term Loan [Member]
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt				$ 6,000
Debt instrument, unamortized discount					2,800
Debt instrument, annual principal payment		$ 1,500			21,900		$ 525,000	$ 1,500
Percentage of annual excess cash flow on line of credit		50.00%		50.00%
Long-term debt					336,200
Long-term debt, current					$ 25,400
Weighted average interest rate of debt outstanding			4.10%	4.10%	4.20%	5.20%
Interest Expense, Debt			$ 13,400	$ 36,100	$ 53,600	$ 50,700
Repayment of long term debt	$ 804,200
First Lien Term Loan [Member] | First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit				1,000
Proceeds from issuance of long-term debt		$ 997,500		997,500
Debt instrument, unamortized discount		$ 2,500		$ 2,500
First Lien Term Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End		3.00%		3.00%
Dollar Revolving Credit Facility [Member] | First Lien Amendment [Member]
Debt Instrument [Line Items]
Long-term line of credit				$ 59,300
Dollar Revolving Credit Facility [Member] | First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit				65,000
Multicurrency Revolving Credit Facility [Member] | First Lien Amendment [Member]
Debt Instrument [Line Items]
Long-term line of credit				32,000
Multicurrency Revolving Credit Facility [Member] | First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit				35,000
First Lien Revolvers [Member]
Debt Instrument [Line Items]
Long-term line of credit		$ 91,300		$ 30,000
Line of Credit Facility, Commitment Fee Percentage		0.50%		0.50%
First Lien Revolvers [Member] | First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit		$ 30,000		$ 30,000
First Lien Revolvers [Member] | Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Debt issuance costs, net				700
Incremental Term Loan [Member] | First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit		375,000		375,000
Proceeds from issuance of long-term debt		373,100		373,100
Debt instrument, unamortized discount		1,900			1,900
Non Extended Dollar Revolving [Member] | First Lien Amendment [Member]
Debt Instrument [Line Items]
Long-term line of credit				8,100
Non Extended Multicurrency Revolver [Member] | First Lien Amendment [Member]
Debt Instrument [Line Items]
Long-term line of credit				$ 4,400
Non Extended Credit Facility [Member] | First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period				2 years
Extended Dollar Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term line of credit				$ 51,200
Extended Multicurrency Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term line of credit				$ 27,600
Extended Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period				3 years
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity									$ 700
Standby Letters of Credit [Member] | Two Thousand and Twenty one Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Current Borrowing Capacity		700		$ 700
First Lien Revolvers Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				0						$ 65,000
Line of Credit Facility, Current Borrowing Capacity					$ 90,600
First Lien Revolvers Credit Facility [Member] | First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit		1,000,000
Twenty Twenty Refinancing [Member]
Debt Instrument [Line Items]
Debt issuance costs, net				8,900
Unamortized financing costs				$ 6,600
Second Lien Term Loan [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate at Period End				6.75%
Weighted average interest rate of debt outstanding				8.60%	9.10%
Interest Expense, Debt				$ 4,000	$ 34,300
Term B Loan [Member]
Debt Instrument [Line Items]
Debt instrument, unamortized discount				9,500
Term B Loan [Member] | Two Thousand and Twenty one Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit		800,000		800,000
Debt instrument, unamortized discount		2,000		2,000
Debt issuance costs, net		9,800		9,800
Line of credit facility, periodic payment, principal		2,000		2,000
Debt instrument, annual principal payment		$ 0		$ 0
Percentage of annual excess cash flow on line of credit		50.00%		50.00%
Long-term debt		$ 798,000		$ 800,000
Long-term debt, current		$ 8,000		$ 8,000
Line of Credit Facility, Commitment Fee Percentage		0.50%		0.50%
Weighted average interest rate of debt outstanding		3.00%		3.00%
Interest Expense, Debt		$ 5,900		$ 6,700
Term B Loan [Member] | Maximum [Member] | Two Thousand and Twenty one Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period		0 days		6 years 1 month 9 days
Term B Loan [Member] | Minimum [Member] | Two Thousand and Twenty one Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit facility, expiration period		0 days		6 years 10 months 24 days
Two Thousand and Twenty one Revolving Credit Facility [Member] | Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Debt issuance costs, net				$ 2,900
Two Thousand and Twenty one Revolving Credit Facility [Member] | Two Thousand and Twenty one Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit		$ 250,000		250,000
Debt issuance costs, net		3,100		3,100
Unamortized financing costs				2,900
Line of Credit Facility, Current Borrowing Capacity		$ 249,300		$ 249,300
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt floor rate percentage		0.00%		0.00%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		1.50%		1.50%
Revolving Credit Facility [Member] | Eurodollar [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		1.00%		1.00%
Revolving Credit Facility [Member] | First Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term line of credit		$ 100,000